Operating costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Commission and incentive costs	R$ 2,719,611	R$ 2,087,197	R$ 1,269,309
Operating losses	35,844	31,295	13,922
Other costs	674,654	526,867	313,419
Clearing house fees	411,605	344,278	201,083
Third parties’ services	88,431	92,997	76,669
Other	174,618	89,592	35,667
Operating costs	R$ 3,430,109	R$ 2,645,359	R$ 1,596,650